Revenue (Details) - Schedule of Disaggregate Revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue by Contract Type
Total	$ 12,731	$ 10,271	$ 48,960	$ 47,959
Total (percent)	100.00%	100.00%	100.00%	100.00%
Fixed Price [Member]
Revenue by Contract Type
Total	$ 10,259	$ 9,250	$ 42,803	$ 43,802
Total (percent)	81.00%	90.00%	87.00%	91.00%
Time and Materials [Member]
Revenue by Contract Type
Total	$ 2,472	$ 1,021	$ 6,157	$ 4,157
Total (percent)	19.00%	10.00%	13.00%	9.00%